Research and development costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Research and development expenditures expensed	2,858	2,932	3,300
Amortization of capitalized development expenditures	2,094	2,149	2,193
Impairment and write-off of capitalized development expenditures	6,193	703	126
Total Research and development costs	11,145	5,784	5,619